Income Tax (Details) - Schedule of Deferred Tax - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Deferred Tax [Abstract]
Temporary timing differences	$ 70,463	$ (22,878)
Accelerated depreciation on tangible and intangible assets	498,112	1,625,271
Foreign currency translations of foreign subsidiary		126,624
Acquired in business combination		295,177
Total deferred tax assets	70,463	103,746
Temporary differences		9,929
On translations of foreign subsidiary operations	3,381	72,663
Reversed in deconsolidation/Modification of contracts		(1,533,644)
Exchange rate difference		(8,963)
Total deferred tax liabilities	$ 494,731	$ 478,359